united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

Acclivity Small Cap Value Fund

Annual Report

December 31, 2019

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.acclivityfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

US Market Review (Unaudited)

A Brief Recap

The U.S. equity market had a stellar year in 2019, as all three primary U.S. indices returned more than 20%. Across different market capitalization segments, the U.S. large-cap, as represented by the Russell 1000 Index, finished the year up 31.43%, the U.S. mid-cap, as represented by the Russell Midcap Index, up 30.54%, and U.S. small-cap, as represented by the Russell 2000 Index, up 25.52%. Among all the GICS sectors, Information Technology and Communication outperformed while Energy and Healthcare lagged. In 2019, value securities underperformed growth securities across different market capitalization segments. Within the Small Caps for this period, value underperformed growth with the Russell 2000 Value Total Return Index (“Russell 2000 Value”) returned 22.39%, while the Russell 2000 Growth Total Return Index returned 28.48%. The Acclivity Small Cap Value Fund I Share class (“AXVIX”) returned 18.44% for the 2019 calendar year. Exhibit 1 compares the quarterly performance of AXVIX and the Russell 2000 Value.

Exhibit 1. Quarterly Performance of AXVIX v.s. Russell 2000 Value in 2019

2019 Performance	Q1	Q2	Q3	Q4	YTD
AXVIX	12.50%	-0.89%	-1.08%	7.38%	18.44%
Russell 2000 Value	11.93%	1.37%	-0.57%	8.49%	22.39%

Source: Innealta Capital using Bloomberg data.

The underperformance of value and small-capitalization securities has been a headwind for the Acclivity Small Cap Value Fund given its profound overweights to small and lower relatively priced securities throughout the year 2019. Exhibit 2 compares the characteristics of the fund relative to the Russell 2000 Value.

Exhibit 2. Characteristics of AXVIX v.s. Russell 2000 Value Index as of December 31st, 2019.

Fund/Index	Price-to- Book	Price-to- Earnings	EBITDA/Total Market Value	Market Capitalization ($B)
AXVIX	1.04	12.11	8.58%	1.95
Russell 2000 Value	1.44	15.03	5.11%	2.20

Source: Innealta Capital using Bloomberg data.

Over the long run, value securities have outperformed growth securities, and small-capitalization securities have outperformed their large counterparts. We believe that the size and value premiums will persist in the future as their existence makes intuitive sense and these recent trends are well within the realm of possible outcomes.

Currently, the valuation spread between Value and Growth is near its widest measurements over the last 20 years. This could imply that value securities are cheap relative to historical standards, and potentially present an attractive buying opportunity.

Looking into the historical performance of Value and Growth, the current underperformance of Value is not surprising. Although value has a long-term outperformance track record, value tends to underperform growth when the economy is slowing down. See Exhibit 3 for Small-Cap Value v.s. Small-Cap Growth average annual return based on U.S. economic growth.

We believe that the monetary and fiscal policy easing has played a major role in this outperformance of growth investing. However, investing is a marathon, and as the business cycle progresses, we believe that value investing will deliver excess returns as it has done in the past.

Exhibit 3. Small-Cap Value underperforms Small-Cap Growth when the economy is slowing down

Source: Innealta Capital. Small-Cap Value refers to Russell 2000 Value TR Index, and Small-Cap Growth refers to Russell 2000 Growth TR Index. Time frame from December 1996 to December 2019. Frequency quarterly. “Expansion” is defined as both the first derivative and the second derivative of Real GDP Growth are positive. “Slowing Down” is defined as the first derivative of Real GDP Growth is positive, and the second derivative of Real GDP Growth is negative. “Recovery” is defined as the first derivative of Real GDP Growth is negative, and the second derivative of Real GDP Growth is positive. “Financial Stress” is defined as both the first derivative and the second derivative of Real GDP Growth are negative. Real GDP Growth refers to Real Gross Domestic Product [A191RL1Q225SBEA], sourced from the U.S. Bureau of Economic Analysis, retrieved from FRED, Federal Reserve Bank of St. Louis.

Disclosures and Important Information

Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. Russell 2000 Value Index measures the performance of Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Total return indexes reinvest dividends. Russell 2000 Growth Index measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Total return indexes reinvest dividends. Russell Midcap Index is a stock market index that tracks the 800 smallest companies in the Ruessell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment.

Price-to-book ratio is calculated using Index Methodology. Price-to-earnings ratio is calculated using Weighted Harmonic Average. EBITDA/Total Market Value is a proxy for current cash flow to total market value, commonly known in factor investing as “profitability”.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance is no guarantee of future results.

INN: 424-INN-02/05/2020
NLD: 3186-NLD-2/5/2020

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

	One Year	Since Inception (12/31/18)
Acclivity Small Cap Value Fund - Class I	18.44%	18.44%
Acclivity Small Cap Value Fund - Class N	18.34%	18.34%
Russell 2000® Value Total Return Index**	22.39%	22.39%
S&P 500 Total Return Index***	31.49%	31.49%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 0.95% for Class I shares and 1.20% for Class N shares per the December 31, 2018, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.68% for Class I shares and 0.93% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2019	% of Net Assets
Common Stocks	99.7%
Short-Term Investment	3.8%
Liabilities in Excess of Other Assets	(3.5)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2019

Shares		Value
	COMMON STOCKS - 99.7%
	AEROSPACE/DEFENSE - 0.4%
30	Astronics Corp. *	$838
40	Ducommun, Inc. *	2,021
84	Moog, Inc.	7,168
21	National Presto Industries, Inc.	1,856
		11,883
	AGRICULTURE - 0.4%
75	Alico, Inc.	2,687
380	S&W Seed Co. *	798
155	Universal Corp.	8,844
		12,329
	AIRLINES - 1.3%
491	Hawaiian Holdings, Inc.	14,381
547	Mesa Air Group, Inc. *	4,890
284	SkyWest, Inc.	18,355
		37,626
	APPAREL - 0.2%
48	Lakeland Industries, Inc. *	518
76	Rocky Brands, Inc.	2,237
149	Tandy Leather Factory, Inc. *	851
92	Unifi, Inc. *	2,324
22	Weyco Group, Inc.	582
		6,512
	AUTO MANUFACTURERS - 0.2%
396	Wabash National Corp.	5,817

	AUTO PARTS & EQUIPMENT - 2.0%
665	China Automotive Systems, Inc. *	2,095
210	Cooper Tire & Rubber Co.	6,037
1,349	Dana, Inc.	24,552
443	Goodyear Tire & Rubber Co. (The)	6,891
276	Methode Electronics, Inc.	10,861
81	Miller Industries, Inc.	3,008
130	Motorcar Parts of America, Inc. *	2,864
		56,308
	BANKS - 19.3%
82	American River Bankshares	1,219
1,220	Associated Banc-Corp.	26,889
12	Bank of Princeton (The)	378
942	Bank OZK	28,736
105	Bar Harbor Bankshares	2,666
162	BCB Bancorp, Inc.	2,234

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	BANKS - 19.3% (Continued)
773	Byline Bancorp, Inc.	$15,128
488	Cadence BanCorp	8,847
132	Capstar Financial Holdings, Inc.	2,198
52	CBM Bancorp, Inc. *	734
279	CenterState Bank Corp.	6,969
157	Civista Bancshares, Inc.	3,768
18	Codorus Valley Bancorp, Inc.	415
10	Community Financial Corp. (The)	356
56	County Bancorp, Inc.	1,435
161	Customers Bancorp, Inc. *	3,833
34	Equity Bancshares, Inc. *	1,050
156	First Bancshares, Inc. (The)	5,541
55	First Business Financial Services, Inc.	1,448
525	First Financial Bancorp	13,356
128	First Financial Corp.	5,852
1	First Guaranty Bancshares, Inc.	11
1,326	First Midwest Bancorp, Inc.	30,578
90	First Northwest Bancorp	1,632
997	FNB Corp.	12,662
526	Great Western Bancorp, Inc.	18,273
567	Hancock Whitney Corp.	24,880
363	Hanmi Financial Corp.	7,258
374	Heartland Financial USA, Inc.	18,603
1,082	Hilltop Holdings, Inc.	26,974
120	HomeStreet, Inc. *	4,080
1,455	Hope Bancorp, Inc.	21,621
147	Howard Bancorp, Inc. *	2,481
319	IBERIABANK Corp.	23,871
244	Lakeland Bancorp, Inc.	4,241
115	LCNB Corp.	2,220
79	Mackinac Financial Corp.	1,379
12	Middlefield Banc Corp.	313
213	Midland States Bancorp, Inc.	6,168
120	MidWestOne Financial Group, Inc.	4,348
1,290	Old National Bancorp	23,594
10	Old Point Financial Corp.	275
45	OP Bancorp	467
517	Opus Bank	13,375
168	Orrstown Financial Services, Inc.	3,800
745	PacWest Bancorp	28,511
135	PCB Bancorp	2,333
144	Peapack Gladstone Financial Corp.	4,450
283	Peoples Bancorp, Inc.	9,809
45	Premier Financial Bancorp, Inc.	816
11	RBB Bancorp	233
414	Renasant Corp.	14,664

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	BANKS - 19.3% (Continued)
137	Riverview Financial Corp.	$1,711
278	Sandy Spring Bancorp, Inc.	10,531
12	SB Financial Group, Inc.	236
25	SB One Bancorp	623
112	Select Bancorp, Inc. *	1,378
641	Simmons First National Corp.	17,172
120	SmartFinancial, Inc.	2,838
88	South State Corp.	7,634
237	Southern National Bancorp of Virginia, Inc.	3,875
1,688	Umpqua Holdings Corp.	29,878
53	United Bancshares, Inc.	1,204
259	Univest Financial Corp.	6,936
246	Western New England Bancorp, Inc.	2,369
192	Wintrust Financial Corp.	13,613
		546,970
	BEVERAGES - 0.0% **
8	Coffee Holding Co., Inc. *	37

	BIOTECHNOLOGY - 0.8%
22	ANI Pharmaceuticals, Inc. *	1,357
300	Harvard Bioscience, Inc. *	915
808	PDL BioPharma, Inc. *	2,622
80	resTORbio, Inc. *	119
174	United Therapeutics Corp. *	15,326
104	Xencor, Inc. *	3,577
		23,916
	BUILDING MATERIALS - 1.3%
199	Apogee Enterprises, Inc.	6,468
421	Griffon Corp.	8,559
73	LSI Industries, Inc.	442
70	PGT Innovations, Inc. *	1,044
73	Select Interior Concepts, Inc. *	656
586	Summit Materials, Inc. *	14,005
121	US Concrete, Inc. *	5,041
		36,215
	BUSINESS DEVELOPMENT COMPANIES - 2.4%
391	BlackRock Capital Investment Corp.	1,941
594	BlackRock TCP Capital Corp.	8,346
147	Capital Southwest Corp.	3,059
216	Entasis Therapeutics Holdings, Inc. *	1,073
356	Fidus Investment Corp.	5,283
13	Medallion Financial Corp. *	94
1,687	Oaktree Specialty Lending Corp.	9,211
564	PennantPark Floating Rate Capital Ltd.	6,870
1,618	Prospect Capital Corp.	10,420

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	BUSINESS DEVELOPMENT COMPANIES - 2.4% (Continued)
155	Saratoga Investment Corp.	$3,867
494	Solar Capital Ltd.	10,186
98	Stellus Capital Investment Corp.	1,395
298	TCG BDC, Inc.	3,987
168	WhiteHorse Finance, Inc.	2,302
		68,034
	CHEMICALS - 0.7%
61	Hawkins, Inc.	2,794
75	Innophos Holdings, Inc.	2,399
58	Kraton Corp. *	1,469
28	Oil-Dri Corp. of America	1,015
347	PQ Group Holdings, Inc. *	5,961
47	Rogers Corp. *	5,862
		19,500
	COAL - 0.2%
268	Warrior Met Coal, Inc.	5,663

	COMMERCIAL SERVICES - 4.4%
214	Aaron’s, Inc.	12,222
234	ABM Industries, Inc.	8,824
476	Acacia Research Corp. *	1,266
81	American Public Education, Inc. *	2,219
684	BrightView Holdings, Inc. *	11,539
172	CAI International, Inc. *	4,985
61	Carriage Services, Inc.	1,562
146	CBIZ, Inc. *	3,936
156	DLH Holdings Corp. *	654
419	Emerald Expositions Events, Inc.	4,420
156	Ennis, Inc.	3,377
180	GP Strategies Corp. *	2,381
13	Graham Holdings Co.	8,307
77	Heidrick & Struggles International, Inc.	2,503
188	Herc Holdings, Inc. *	9,201
465	Hertz Global Holdings, Inc. *	7,324
419	Kelly Services, Inc.	9,461
108	Korn Ferry	4,579
139	Macquarie Infrastructure Corp.	5,955
146	Resources Connection, Inc.	2,384
372	SEACOR Marine Holdings, Inc. *	5,130
424	TrueBlue, Inc. *	10,201
28	Vectrus, Inc. *	1,435
		123,865
	COMPUTERS - 2.0%
187	Cubic Corp.	11,888
16	Data I/O Corp. *	67
121	Insight Enterprises, Inc. *	8,505

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	COMPUTERS - 2.0% (Continued)
56	Key Tronic Corp. *	$305
78	MTS Systems Corp.	3,746
762	NetScout Systems, Inc. *	18,341
91	NetSol Technologies, Inc. *	364
289	OneSpan, Inc. *	4,948
237	Sykes Enterprises, Inc. *	8,767
		56,931
	COSMETICS/PERSONAL CARE - 0.4%
337	Edgewell Personal Care Co. *	10,434

	DISTRIBUTION/WHOLESALE - 2.4%
64	Core-Mark Holding Co., Inc.	1,740
36	Educational Development Corp.	222
500	G-III Apparel Group Ltd. *	16,750
174	Houston Wire & Cable Co. *	767
735	KAR Auction Services, Inc.	16,016
232	ScanSource, Inc. *	8,572
242	Veritiv Corp. *	4,760
354	Wesco Aircraft Holdings, Inc. *	3,901
273	WESCO International, Inc. *	16,213
		68,941
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
9	Altisource Portfolio Solutions SA *	174
34	Associated Capital Group, Inc.	1,333
20	Consumer Portfolio Services, Inc. *	67
256	Encore Capital Group, Inc. *	9,052
683	EZCORP, Inc. *	4,658
29	First Western Financial, Inc. *	478
446	GAIN Capital Holdings, Inc.	1,762
881	Legg Mason, Inc.	31,637
27	Marlin Business Services Corp.	593
59	Nicholas Financial, Inc. *	486
269	Oppenheimer Holdings, Inc.	7,392
81	Regional Management Corp. *	2,432
		60,064
	ELECTRIC - 0.1%
216	Ameresco, Inc. *	3,780

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
116	Belden, Inc.	6,380
52	Encore Wire Corp.	2,985
40	Powell Industries, Inc.	1,960
100	Ultralife Corp. *	739
		12,064

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	ELECTRONICS - 2.4%
325	Avnet, Inc.	$13,793
200	Aware, Inc. *	672
61	Bel Fuse, Inc.	1,250
21	FARO Technologies, Inc. *	1,057
96	Identiv, Inc. *	541
228	Kimball Electronics, Inc. *	4,001
382	Knowles Corp. *	8,079
78	Plexus Corp. *	6,001
347	Sanmina Corp. *	11,881
563	TTM Technologies, Inc. *	8,473
319	Vishay Intertechnology, Inc.	6,792
74	Vishay Precision Group, Inc. *	2,516
343	ZAGG, Inc. *	2,782
		67,838
	ENERGY - ALTERNATE SOURCES - 0.1%
200	FutureFuel Corp.	2,478

	ENGINEERING & CONSTRUCTION - 1.3%
190	Aegion Corp. *	4,250
91	Dycom Industries, Inc. *	4,291
70	Limbach Holdings, Inc. *	265
237	Mistras Group, Inc. *	3,382
160	MYR Group, Inc. *	5,214
55	NV5 Global, Inc. *	2,775
244	Primoris Services Corp.	5,427
93	Sterling Construction Co., Inc. *	1,309
732	Tutor Perini Corp. *	9,414
20	VSE Corp.	761
		37,088
	ENTERTAINMENT - 0.0% **
60	Golden Entertainment, Inc. *	1,153

	ENVIRONMENTAL CONTROL - 0.0% **
180	CECO Environmental Corp. *	1,379
152	Quest Resource Holding Corp. *	331
		1,710
	FOOD - 1.2%
184	Hain Celestial Group, Inc. (The) *	4,776
24	Ingles Markets, Inc.	1,140
101	Natural Grocers by Vitamin Cottage, Inc.	997
210	Tootsie Roll Industries, Inc.	7,169
31	TreeHouse Foods, Inc. *	1,503
1,134	United Natural Foods, Inc. *	9,934
60	Village Super Market, Inc.	1,392
140	Weis Markets, Inc.	5,669
		32,580

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	FOREST PRODUCTS & PAPER - 1.3%
170	Clearwater Paper Corp. *	$3,631
525	Domtar Corp.	20,076
276	PH Glatfelter Co.	5,051
416	Verso Corp. *	7,500
		36,258
	HAND/MACHINE TOOLS - 0.4%
67	LS Starrett Co. (The) *	383
125	Regal Beloit Corp.	10,701
		11,084
	HEALTHCARE - PRODUCTS - 0.7%
54	Alpha Pro Tech Ltd. *	185
39	CryoLife, Inc. *	1,056
110	FONAR Corp. *	2,166
33	Luminex Corp.	764
63	Natus Medical, Inc. *	2,078
267	OraSure Technologies, Inc. *	2,144
314	Patterson Cos., Inc.	6,431
9	Utah Medical Products, Inc.	971
162	Varex Imaging Corp. *	4,829
		20,624
	HEALTHCARE - SERVICES - 0.9%
722	Brookdale Senior Living, Inc. *	5,249
80	LHC Group, Inc. *	11,021
18	Psychemedics Corp.	165
433	Select Medical Holdings Corp. *	10,106
		26,541
	HOME BUILDERS - 6.7%
493	Beazer Homes USA, Inc. *	6,966
362	Century Communities, Inc. *	9,901
128	Forestar Group, Inc. *	2,669
883	Green Brick Partners, Inc. *	10,137
506	KB Home	17,341
91	LGI Homes, Inc. *	6,429
353	M/I Homes, Inc. *	13,891
631	MDC Holdings, Inc.	24,079
170	Meritage Homes Corp. *	10,389
1,171	Taylor Morrison Home Corp. *	25,598
218	Thor Industries, Inc.	16,195
1,428	TRI Pointe Group, Inc. *	22,248
803	William Lyon Homes *	16,044
146	Winnebago Industries, Inc.	7,735
		189,622
	HOME FURNISHINGS - 0.3%
896	Daktronics, Inc.	5,457
66	Hooker Furniture Corp.	1,696
		7,153

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	HOUSEHOLD PRODUCTS/WARES - 1.3%
1,455	ACCO Brands Corp.	$13,619
346	Central Garden & Pet Co. *	10,159
188	CSS Industries, Inc.	829
243	Quanex Building Products Corp.	4,150
112	Spectrum Brands Holdings, Inc.	7,200
		35,957
	INSURANCE - 5.7%
277	Ambac Financial Group, Inc. *	5,975
955	American Equity Investment Life Holding Co.	28,583
159	American National Insurance Co.	18,711
1,362	CNO Financial Group, Inc.	24,693
285	Employers Holdings, Inc.	11,899
7,332	Genworth Financial, Inc. *	32,261
76	Global Indemnity Ltd.	2,252
490	Heritage Insurance Holdings, Inc.	6,492
7	Investors Title Co.	1,114
292	National General Holdings Corp.	6,453
40	National Western Life Group, Inc.	11,635
135	Protective Insurance Corp.	2,172
116	Security National Financial Corp. *	679
364	Tiptree, Inc.	2,963
4	White Mountains Insurance Group Ltd.	4,462
		160,344
	INTERNET - 0.8%
132	Cars.com, Inc. *	1,613
1,146	DHI Group, Inc. *	3,449
39	ePlus, Inc. *	3,287
123	HealthStream, Inc. *	3,346
92	Lands’ End, Inc. *	1,546
992	Meet Group, Inc. (The) *	4,970
138	PC-Tel, Inc.	1,169
400	Support.com, Inc.	436
328	TrueCar, Inc. *	1,558
		21,374
	IRON/STEEL - 1.9%
619	Allegheny Technologies, Inc. *	12,789
232	Carpenter Technology Corp.	11,549
609	Commercial Metals Co.	13,562
86	Friedman Industries, Inc.	518
328	Schnitzer Steel Industries, Inc.	7,111
610	United States Steel Corp.	6,960
		52,489
	LEISURE TIME - 0.1%
55	Clarus Corp.	746
118	Escalade, Inc.	1,160
		1,906

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	LODGING - 0.0% **
339	Full House Resorts, Inc. *	$1,136

	MACHINERY - DIVERSIFIED - 1.0%
180	Altra Industrial Motion Corp.	6,518
111	Columbus McKinnon Corp.	4,443
60	DXP Enterprises, Inc. *	2,389
117	Gencor Industries, Inc. *	1,365
46	Hurco Cos., Inc.	1,765
186	Intevac, Inc. *	1,313
146	NN, Inc.	1,350
155	SPX FLOW, Inc. *	7,575
		26,718
	MEDIA - 3.2%
276	Beasley Broadcast Group, Inc.	853
254	Cumulus Media, Inc. *	4,463
130	Emmis Communications Corp. *	524
594	Entercom Communications Corp.	2,756
1,606	Entravision Communications Corp.	4,208
532	EW Scripps Co. (The)	8,358
574	Gannett Co., Inc.	3,662
476	Gray Television, Inc. *	10,205
2,063	Houghton Mifflin Harcourt Co. *	12,894
70	Saga Communications, Inc.	2,128
686	Scholastic Corp.	26,377
624	TEGNA, Inc.	10,415
241	Townsquare Media, Inc.	2,403
360	Urban One, Inc. *	684
		89,930
	METAL FABRICATE/HARDWARE - 1.0%
58	Ampco-Pittsburgh Corp. *	175
117	AZZ, Inc.	5,376
53	CIRCOR International, Inc. *	2,451
56	Eastern Co. (The)	1,710
102	LB Foster Co. *	1,977
60	Northwest Pipe Co. *	1,999
178	Olympic Steel, Inc.	3,190
122	Park-Ohio Holdings Corp.	4,105
164	Tredegar Corp.	3,665
121	TriMas Corp. *	3,801
		28,449

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	MINING - 0.8%
1,054	Alcoa Corp. *	$22,671

	MISCELLANEOUS MANUFACTURING - 0.7%
192	American Outdoor Brands Corp. *	1,782
89	Haynes International, Inc.	3,184
111	Lydall, Inc. *	2,278
494	Trinity Industries, Inc.	10,942
		18,186
	OFFICE FURNISHINGS - 0.0% **
4	Kewaunee Scientific Corp.	54

	OFFICE/BUSINESS EQUIPMENT - 0.0% **
2	AstroNova, Inc.	27

	OIL & GAS - 1.9%
1,273	Berry Petroleum Corp.	12,004
280	Bonanza Creek Energy, Inc. *	6,535
2,549	Laredo Petroleum, Inc. *	7,316
169	Penn Virginia Corp. *	5,129
262	Permrock Royalty Trust	1,410
102	Trecora Resources *	729
1,433	WPX Energy, Inc. *	19,689
		52,812
	OIL & GAS SERVICES - 2.3%
61	Era Group, Inc. *	620
1,622	Helix Energy Solutions Group, Inc. *	15,620
253	MRC Global, Inc. *	3,451
543	NOW, Inc. *	6,103
1,081	Oil States International, Inc. *	17,631
86	Ranger Energy Services, Inc. *	554
565	Select Energy Services, Inc. *	5,243
575	Smart Sand, Inc. *	1,449
781	USA Compression Partners LP	14,167
		64,838
	PACKAGING & CONTAINERS - 0.1%
76	Matthews International Corp.	2,901

	PHARMACEUTICALS - 1.0%
394	Akebia Therapeutics, Inc. *	2,490
593	Akorn, Inc. *	889
92	Anika Therapeutics, Inc. *	4,770
23	BioSpecifics Technologies Corp. *	1,310
296	Corcept Therapeutics, Inc. *	3,582
83	Cumberland Pharmaceuticals, Inc. *	427
27	Enanta Pharmaceuticals, Inc. *	1,668

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	PHARMACEUTICALS - 1.0% (Continued)
484	Jounce Therapeutics, Inc. *	$4,225
445	Lannett Co., Inc. *	3,925
111	Nature’s Sunshine Products, Inc. *	991
136	Owens & Minor, Inc.	703
130	Vanda Pharmaceuticals, Inc. *	2,133
		27,113
	PIPELINES - 0.5%
574	NGL Energy Partners LP	6,509
316	NuStar Energy LP	8,169
		14,678
	PRIVATE EQUITY - 0.1%
200	Sutter Rock Capital Corp.	1,310

	REAL ESTATE - 0.9%
7	Consolidated-Tomoka Land Co.	422
24	FRP Holdings, Inc. *	1,195
190	Landmark Infrastructure Partners LP	3,116
59	RE/MAX Holdings, Inc.	2,271
1,897	Realogy Holdings Corp.	18,363
20	Stratus Properties, Inc. *	620
		25,987
	RETAIL - 8.1%
787	American Eagle Outfitters, Inc.	11,569
31	America’s Car-Mart, Inc. *	3,399
15	Ark Restaurants Corp.	333
378	AutoNation, Inc. *	18,382
125	Bassett Furniture Industries, Inc.	2,085
506	Beacon Roofing Supply, Inc. *	16,182
278	Caleres, Inc.	6,602
253	Cato Corp. (The)	4,402
322	Conn’s, Inc. *	3,990
800	Designer Brands, Inc.	12,592
174	Foot Locker, Inc.	6,784
295	Foundation Building Materials, Inc. *	5,708
435	GMS, Inc. *	11,780
120	Group 1 Automotive, Inc.	12,000
247	Guess?, Inc.	5,528
181	Habit Restaurants, Inc. (The) *	1,888
152	La-Z-Boy, Inc.	4,785
294	Movado Group, Inc.	6,392

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	RETAIL - 8.1% (Continued)
9,121	Office Depot, Inc.	$24,992
106	PC Connection, Inc.	5,264
421	Penske Automotive Group, Inc.	21,143
445	Potbelly Corp. *	1,878
75	PriceSmart, Inc.	5,326
127	Shoe Carnival, Inc.	4,735
519	Sonic Automotive, Inc.	16,089
210	Tilly’s, Inc.	2,572
221	Urban Outfitters, Inc. *	6,137
165	Zumiez, Inc. *	5,699
		228,236
	SAVINGS & LOANS - 2.3%
209	BankFinancial Corp.	2,734
335	Berkshire Hills Bancorp, Inc.	11,015
1	Citizens Community Bancorp, Inc.	12
79	Entegra Financial Corp. *	2,383
99	First Financial Northwest, Inc.	1,479
102	HomeTrust Bancshares, Inc.	2,737
325	OceanFirst Financial Corp.	8,300
375	Pacific Premier Bancorp, Inc.	12,227
21	Pathfinder Bancorp, Inc.	292
353	Provident Financial Services, Inc.	8,701
650	Sterling Bancorp	13,702
		63,582
	SEMICONDUCTORS - 2.8%
1,694	Amkor Technology, Inc. *	22,022
176	Amtech Systems, Inc. *	1,260
300	AVX Corp.	6,141
241	Axcelis Technologies, Inc. *	5,807
92	CEVA, Inc. *	2,480
250	Cohu, Inc.	5,712
214	Diodes, Inc. *	12,063
124	GSI Technology, Inc. *	879
677	Photronics, Inc. *	10,669
322	Rambus, Inc. *	4,436
295	Veeco Instruments, Inc. *	4,332
235	Xperi Corp.	4,348
		80,149

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	SOFTWARE - 2.3%
1,076	Allscripts Healthcare Solutions, Inc. *	$10,561
198	Asure Software, Inc. *	1,620
876	Avaya Holdings Corp. *	11,826
1	Daily Journal Corp. *	290
273	Digi International, Inc. *	4,838
102	Ebix, Inc.	3,408
285	InnerWorkings, Inc. *	1,570
555	Inovalon Holdings, Inc. *	10,445
32	ManTech International Corp.	2,556
281	Seachange International, Inc. *	1,177
1,644	TiVo Corp.	13,941
71	Verint Systems, Inc. *	3,931
7	Wayside Technology Group, Inc.	113
		66,276
	TELECOMMUNICATIONS - 2.6%
66	Airgain, Inc. *	706
82	Aviat Networks, Inc. *	1,152
196	Communications Systems, Inc.	1,209
596	EchoStar Corp. *	25,813
83	LogMeIn, Inc.	7,116
756	Maxar Technologies, Inc.	11,846
358	NETGEAR, Inc. *	8,775
48	Preformed Line Products Co.	2,897
100	RF Industries Ltd.	676
109	Spok Holdings, Inc.	1,333
164	ViaSat, Inc. *	12,004
		73,527
	TEXTILES - 0.0% **
18	Crown Crafts, Inc.	111
18	Culp, Inc.	245
		356
	TRANSPORTATION - 1.3%
176	ArcBest Corp.	4,858
129	Echo Global Logistics, Inc. *	2,670
126	Hub Group, Inc. *	6,462
418	Marten Transport Ltd.	8,983
29	Patriot Transportation Holding, Inc. *	565
435	Schneider National, Inc.	9,492
98	SEACOR Holdings, Inc. *	4,229
		37,259

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2019

Shares		Value
	TRUCKING & LEASING - 0.7%
474	Greenbrier Cos., Inc. (The)	$15,372
49	Willis Lease Finance Corp. *	2,887
		18,259

	TOTAL COMMON STOCKS (Cost - $2,723,241)	2,817,542

	SHORT-TERM INVESTMENT - 3.8%
	MONEY MARKET FUND - 3.8%
107,901	BlackRock Liquidity Funds T-Fund Portfolio, to yield 1.51% (a)(Cost - $107,901)	107,901

	TOTAL INVESTMENTS - 103.5% (Cost - $2,831,142)	$2,925,443
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (3.5)%	(98,472)
	TOTAL NET ASSETS - 100.0%	$2,826,971

*	Non-income producing security.

**	Represents less than 0.05%

(a)	Money market rate shown represents the 7-day annualized yield as of December 31, 2019.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment securities:
At cost	$2,831,142
At value	$2,925,443
Receivable for investments sold	157,305
Dividends and interest receivable	3,273
Receivable due from Advisor	13,199
Prepaid expenses and other assets	2,422
TOTAL ASSETS	3,101,642

LIABILITIES
Payable for investments purchased	227,690
Audit fees payable	17,998
Payable to related parties	12,375
Accrued expenses and other liabilities	16,608
TOTAL LIABILITIES	274,671
NET ASSETS	$2,826,971

Net Assets Consist Of:
Paid in capital	$2,678,123
Accumulated Earnings	148,848
NET ASSETS	$2,826,971

Net Asset Value Per Share:
Class I Shares:
Net Assets	$2,826,959
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	240,472
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.76

Class N Shares:
Net Assets	$12
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.75

(a)	Net asset value may not recalculate due to the rounding of shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period* Ended December 31, 2019

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $25)	$17,525
Interest	859
TOTAL INVESTMENT INCOME	18,384

EXPENSES
Investment advisory fees	4,996
Distribution (12b-1) fees:
Class N	30
Transfer agent fees	27,092
Trustees’ fees	22,243
Legal fees	29,071
Audit fees	17,998
Administration fees	14,411
Shareholder reporting expense	7,606
Compliance officer fees	8,286
Custody fees	5,065
Third party administrative servicing fees	676
Registration fees	1,375
Fund accounting fees	560
Insurance expense	94
Other expenses	2,177
TOTAL EXPENSES	141,680

Less: Fees waived/reimbursed by the Adviser	(135,510)

NET EXPENSES	6,170
NET INVESTMENT INCOME	12,214

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	57,329
Distributions of realized gains from underlying investment companies	63
Net change in unrealized appreciation on investments	94,301

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	151,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,907

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Period* Ended
	December 31, 2019

FROM OPERATIONS
Net investment income	$12,214
Net realized gain from investments	57,329
Distributions of realized gains from underlying investment companies	63
Net change in unrealized appreciation of investments	94,301
Net increase in net assets resulting from operations	163,907

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(15,059)
Class N	(0	) ^
Net decrease in net assets from distributions to shareholders	(15,059)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	2,691,627
Class N	32,013
Net asset value of shares issued in reinvestment of distributions
Class I	14,807
Payments for shares redeemed
Class I	(29,296)
Class N	(31,028)
Net increase in net assets from shares of beneficial interest	2,678,123

TOTAL INCREASE IN NET ASSETS	2,826,971

NET ASSETS
Beginning of Period	—
End of Period	$2,826,971

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

^	Represents less than $0.50.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period* Ended
December 31, 2019
SHARE ACTIVITY - CLASS I
Shares sold	241,722
Shares reinvested	1,284
Shares redeemed	(2,534)
Net increase in shares of beneficial interest outstanding	240,472

SHARE ACTIVITY - CLASS N
Shares sold	2,861
Shares redeemed	(2,860)
Net increase in shares of beneficial interest outstanding	1

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period* Ended
December 31,
2019
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.15
Net realized and unrealized gain on investments	1.69
Total from investment operations	1.84
Less distributions from:
Net investment income	(0.08)
Net asset value, end of period	$11.76
Total return (2,6)	18.44%
Net assets, at end of period (000s)	$2,827
Ratio of gross expenses to average net assets (3,4,5)	14.59%
Ratio of net expenses to average net assets (4,5)	0.67%
Ratio of net investment income to average net assets (4,5)	1.34%
Portfolio turnover rate (6)	166%

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class N
Period* Ended
December 31,
2019
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.16
Net realized and unrealized gain on investments	1.67
Total from investment operations	1.83
Less distributions from:
Net investment income	(0.08)
Net asset value, end of period	$11.75
Total return (2,6)	18.34%
Net assets, at end of period (7)	$12
Ratio of gross expenses to average net assets (3,4,5)	81.62%
Ratio of net expenses to average net assets (4,5)	0.92%
Ratio of net investment income to average net assets (4,5)	1.44%
Portfolio turnover rate (6)	166%

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Represents actual net assets.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.	ORGANIZATION

The Acclivity Small Cap Value Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The inception date of the Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019. The Fund seeks long term capital appreciation.

The Fund currently offers Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets measured at fair value:

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,817,542	$—	$—	$2,817,542
Short-Term Investment	107,901	—	—	107,901
Total	$2,925,443	$—	$—	$2,925,443

The Fund did not hold any Level 3 securities during the period.

*	See the Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s December 31, 2019 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

Purchases	Sales
$4,369,122	$1,703,199

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Fund. Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For the period ended December 31, 2019, the Adviser earned $4,996.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage fees and commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 0.67% and 0.92% for Class I and Class N shares, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for the Fund, and the Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed its expense limitation. If the Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for the Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended December 31, 2019, the Adviser waived advisory fees and reimbursed the Fund for expenses in the amount of $135,510.

The following amount is subject to recapture by the Fund by the following date:

12/31/2022
$135,510

Distributor – The distributor for the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the period ended December 31, 2019, pursuant to the Class N Plan, the Fund incurred $30 in 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Acclivity Small Cap Value Fund	$2,830,889	$138,587	$(44,033)	$94,554

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended December 31, 2019 was as follows:

Fiscal Year Ended
December 31, 2019
Ordinary Income	$15,059

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Unrealized	Total
Ordinary	Long-Term	Appreciation/	Accumulated
Income	Gains	(Depreciation)	Earnings/(Deficits)
$54,228	$66	$94,554	$148,848

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, beneficial ownership in excess of 25% for the Funds is as follows:

% of Outstanding
Beneficial Owner	Shares
National Financial Services, LLC	61%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Acclivity Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Acclivity Small Cap Value Fund, a series of shares of beneficial interest in Northern Lights Fund Trust II (the “Fund”), including the portfolio of investments, as of December 31, 2019, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 2, 2019 (commencement of operations) through December 31, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations, the changes in its net assets and its financial highlights for the period from January 2, 2019 through December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust II since 2012.

Philadelphia, Pennsylvania

February 28, 2020

Acclivity Small Cap Value Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

As a shareholder of Acclivity Small Cap Value Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Acclivity Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid	Annualized
	Account Value	Ending Account	During Period *	Expense Ratio
Actual	7/1/19	Value 12/31/19	7/1/19-12/31/19	During Period
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,062.20	$3.48	0.67%
Class N	1,000.00	1,062.30	4.78	0.92%
Hypothetical (5% return before Expenses)
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,021.83	$3.41	0.67%
Class N	1,000.00	1,020.57	4.69	0.92%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Acclivity Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	3	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	3	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	3	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	3	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

Acclivity Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee (since 2011) of Northern Lights Fund Trust II; Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), General Counsel (from 2003 to 2014), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (from 2004 to 2018) of Constellation Trust Company; CEO (from 2015 to 2018), Manager (from 2008 to 2015), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary (from 2011 to 2018) of Blu Giant, LLC; General Counsel (from 2012 to 2014) and Secretary (from 2012 to 2018) of Gemini Fund Services, LLC; Manager (from 2012 to 2018) of Arbor Point Advisors, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary and General Counsel of NorthStar Holdings, LLC (from 2013 to 2015); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer (from 2003 to 2018) of AdvisorOne Funds.	3	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of NorthStar Financial Services Group, LLC (from 2012 to 2015); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President of Gemini Fund Services, LLC (since 2019), President, Gemini Fund Services, LLC (2012 - 2019)	N/A	N/A
Richard Malinowski 1983	Secretary Since January 2018	Senior Vice President Legal Administration, Gemini Fund Services, LLC (since April 2017); Vice President and Counsel (April 2016 to 2017) and AVP and Staff Attorney (September 2012 to March 2016).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his former affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of December 31, 2019, the Trust was comprised of 19 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, and Acclivity Small Cap Value Fund and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-873-3837.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $10,000

(b)	Audit-Related Fees

2019 - None

(c)	Tax Fees

2019 - $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2019
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/6/20